PIMCO REALPATH Blend 2030 Fund Expense Example - PIMCO REALPATH Blend 2030 Fund	Jun. 30, 2026 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 71
Expense Example, with Redemption, 3 Years	223
Expense Example, with Redemption, 5 Years	389
Expense Example, with Redemption, 10 Years	870
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	660
Expense Example, with Redemption, 3 Years	894
Expense Example, with Redemption, 5 Years	1,147
Expense Example, with Redemption, 10 Years	$ 1,870